Note 13 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2013	2014
Technology infrastructure	$10,299,529	$9,842,789
Computer equipment	1,840,958	1,995,876
Furniture, fixtures and equipment	3,548,706	4,052,425
Motor vehicle	609,345	929,340
Leasehold improvements	4,173,025	4,610,488
	20,471,563	21,430,918
Less: accumulated depreciation	(16,603,296)	(16,567,969)
	$3,868,267	$4,862,949